Property, Plant, and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010
Property, Plant and Equipment
Total property, plant and equipment	$ 18,191	$ 16,313
Less accumulated depreciation	(4,570)	(3,796)
Net property, plant and equipment	13,621	12,517
Facilities and equipment
Property, Plant and Equipment
Total property, plant and equipment	14,483	13,820
Depreciable Lives, minimum (in years)	1
Depreciable Lives, maximum (in years)	40
Land and improvements
Property, Plant and Equipment
Total property, plant and equipment	602	580
Nuclear fuel
Property, Plant and Equipment
Total property, plant and equipment	365	314
Depreciable Lives (in years)	5
Office furnishings and equipment
Property, Plant and Equipment
Total property, plant and equipment	254	199
Depreciable Lives, minimum (in years)	2
Depreciable Lives, maximum (in years)	10
Construction in progress
Property, Plant and Equipment
Total property, plant and equipment	$ 2,487	$ 1,400